UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02978

Morgan Stanley Focus Growth Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip Code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: December 31, 2007

Date of reporting period: September 30, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Focus Growth Fund

Portfolio of Investments September 30, 2007 (unaudited)

NUMBER OF SHARES			VALUE
	Common Stocks (93.7%)
	Air Freight/Couriers (4.6%)
1,462,167	C.H. Robinson Worldwide, Inc.		$79,381,046
1,342,369	Expeditors International of Washington, Inc.		63,494,054
			142,875,100
	Apparel/Footwear Retail (2.4%)
914,960	Abercrombie & Fitch Co. (Class A)		73,837,272

	Broadcasting (3.1%)
3,987,947	Grupo Televisa S.A. (ADR) (Mexico)		96,388,679

	Casino/Gaming (4.8%)
938,911	Wynn Resorts, Ltd.	*	147,934,817

	Chemicals: Agricultural (6.7%)
2,434,322	Monsanto Co.		208,718,768

	Computer Communications (2.5%)
2,316,491	Cisco Systems, Inc.	*	76,699,017

	Computer Peripherals (0.0%)
206,600	Seagate Technology Inc. (Escrow) (a)	*	0

	Computer Processing Hardware (3.4%)
699,085	Apple Inc.	*	107,337,511

	Discount Stores (5.9%)
1,358,499	Costco Wholesale Corp.		83,371,084
779,180	Sears Holdings Corp.	*	99,111,696
			182,482,780
	Financial Conglomerates (9.1%)
1,928,967	American Express Co.		114,522,771
4,357,978	Brookfield Asset Management Inc. (Class A) (Canada)		167,782,153
			282,304,924
	Financial Publishing/Services (2.3%)
1,391,940	Moody’s Corp.		70,153,776

	Hotels/Resorts/Cruiselines (2.1%)
723,903	Accor S.A. (France)		64,288,134

	Internet Retail (6.0%)
2,010,603	Amazon.com, Inc.	*	187,287,669

	Internet Software/Services (5.8%)
320,445	Google Inc. (Class A)	*	181,778,835

	Investment Banks/Brokers (2.6%)
137,699	CME Group Inc.		80,877,508

	Miscellaneous Commercial Services (2.1%)
861,406	Corporate Executive Board Co. (The)		63,950,781

	Multi-Line Insurance (1.5%)
971,700	Loews Corp.		46,981,695

	Oil & Gas Production (5.3%)
2,660,739	Ultra Petroleum Corp. (Canada)	*	165,072,248

	Other Consumer Services (5.4%)
4,295,029	eBay Inc.	*	167,592,032

	Personnel Services (1.2%)
1,151,979	Monster Worldwide Inc.	*	39,236,405

	Property - Casualty Insurers (2.5%)
19,868	Berkshire Hathaway Inc. (Class B)	*	78,518,336

	Restaurants (3.2%)
3,815,247	Starbucks Corp.	*		99,959,471

	Steel (2.1%)
1,107,887	Nucor Corp.			65,886,040

	Telecommunication Equipment (4.2%)
1,322,894	Research in Motion Ltd. (Canada)	*		130,371,204

	Wholesale Distributors (0.2%)
1,592,000	Li & Fung Ltd. (Bermuda)			6,759,737

	Wireless Telecommunications (4.7%)
2,269,905	America Movil SAB de C.V. (Series L) (ADR) (Mexico)			145,273,920

	Total Common Stocks
	(Cost $2,232,657,009)			2,912,566,659

NUMBER OF SHARES (000)
	Short-Term Investment (b) (0.9%)
	Investment Company
27,996	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $27,995,559)			27,995,559

	Total Investments
	(Cost $2,260,652,568) (c)		94.6%	2,940,562,218
	Other Assets in Excess of Liabilities		5.4	167,701,385
	Net Assets		100.0%	$3,108,263,603

______________
ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(b)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $101,306 for the period ended September 30, 2007.

(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $754,219,977 and the aggregate gross unrealized depreciation is $74,310,327 resulting in net unrealized appreciation of $679,909,650.

Forward Foreign Currency Contracts Open at September 30, 2007:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
	$4,070,378	HKD	31,570,668	10/2/2007	$(8,223)
EUR	7,925,269		$11,264,185	10/2/2007	(17,436)
	$2,745,028	HKD	21,322,281	10/3/2007	1,591
			Net Unrealized Depreciation		$(24,068)

Currency Abbreviations:
EUR	Euro.
HKD	Hong Kong Dollar.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Focus Growth Fund
/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 20, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 20, 2007

3

Exhibit 3 A1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Focus Growth Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: November 20, 2007

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

4

Exhibit 3 A2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Focus Growth Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: November 20, 2007

/s/ Francis Smith
Francis Smith Principal Financial Officer

5